Organization and Summary of Significant Accounting Policies (Details) - Schedule of Translate Amounts Denominated in Non-USD Currencies	Mar. 31, 2024	Mar. 31, 2023
SGD:USD [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.74	0.75
Average exchange rate	0.74	0.73
RM:USD [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.21	0.23
Average exchange rate	0.21	0.22